Contributed Equity - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 USD ($) shares Vote Scheme $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	Jun. 30, 2020 USD ($) shares
Contributed Equity [Line Items]
Par value per share | $ / shares	$ 0
Number of vote per share | Vote	1
Dividends paid ordinary shares | $	$ 0
Issued Capital | $	$ 235,277,217	$ 234,147,526
Fully paid ordinary shares	352,152,542
Shares issued on NASDAQ Listing	68,506,400
Net proceeds from issuance of ordinary shares on Nasdaq listing | $	$ 105,477,591
Issuance of prefunded warrants	7,493,568
Net proceeds from issuance of prefunded warrants | $	$ 11,546,029
Number of non-executive director options unexercised	7,500,000	6,750,000
Number of share based payment schemes | Scheme	2
Number of options granted	8,400,000	7,000,000
Cash received for ordinary shares issued on exercise of options | $	$ 257,175		$ 284,828
Issue of pre-funded warrants in initial public offering		7,493,600
Issue of shares on exercise of pre-funded warrants value, net of issuance cost | $		$ 11,546,029
Warrants exercise price | $ / shares	$ 0.00001
Pre-funded warrants description	The pre‑funded warrants were unquoted, having no voting or dividend rights and are exercisable to ADS’s at an exercise price of US$0.00001 per pre‑funded warrant on a one for one basis with no expiry date. On June 21, 2021 all pre-funded warrants were exercised, converting to ADS’s.
Options Over Ordinary Shares
Contributed Equity [Line Items]
Number of options granted	8,400,000	7,000,000	0
Weighted average fair value per option at grant date | $ / shares	$ 0.781	$ 1.03
Options Over Ordinary Shares | A D S Options
Contributed Equity [Line Items]
Number of options granted	925,000
Weighted average fair value per option at grant date | $ / shares	$ 6.75
LTIP and NED Plan
Contributed Equity [Line Items]
Number of options granted	2,056,000	8,400,000	0
Cash received for ordinary shares issued on exercise of options | $	$ 1,129,691	$ 3,271,542
LTIP and NED Plan | Cash Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $	257,175
LTIP and NED Plan | Cashless Conversion
Contributed Equity [Line Items]
Cash received for ordinary shares issued on exercise of options | $	$ 872,516
Expiry of November 2022
Contributed Equity [Line Items]
Number of non-executive director options unexercised	3,000,000	3,000,000
Expiry of October 2024
Contributed Equity [Line Items]
Number of non-executive director options unexercised	2,000,000	1,000,000
Expiry of January 2022
Contributed Equity [Line Items]
Number of non-executive director options unexercised		750,000
Expiry of January 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised	1,500,000
Expiry of October 2025
Contributed Equity [Line Items]
Number of non-executive director options unexercised	500,000
Expiry of April 2026
Contributed Equity [Line Items]
Number of non-executive director options unexercised	500,000